Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Fair Value Measurements
16. Fair Value Measurements
Financial assets and liabilities that are measured at fair value on a recurring basis are classified entirely as Level 1 as follows (in thousands):

	Successor
	As of December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability—public warrants	$17,424	$17,424	$—	$—

Total Liabilities	$17,424	$17,424	$—	$—

	Predecessor
	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Investment in shares of affiliate stock	$1,823	$1,823	$—	$—

Total Assets	$1,823	$1,823	$—	$—

Our public warrant liability and investment in shares of affiliate stock are valued based on quoted prices in active markets and are classified within Level 1. The Private Placement Warrant liability was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the Successor period until it was fully exercised on November 17, 2021. A reconciliation of the warrant liability associated with private placement warrants from October 15, 2021 through December 31, 2021 is summarized below (in thousands):

Successor
December 31, 2021
Balance as of October 15, 2021	$14,631
Loss from fair value of warrant liability	50,347
Exercise of warrants	(64,978)

Balance as of December 31, 2021	$—

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivables, unbilled accounts receivables, due from related party, deposits with clearinghouse, due to related party, accounts payable and accrued liabilities, and operating and finance lease obligations approximate their fair values due to their short- term nature. The balance of deposits with clearinghouse not invested in U.S. government securities are in the form of cash, and therefore approximate fair value. During the period from October 15, 2021 through December 31, 2021, we adjusted a software license asset and liability to fair value when impairment charges were recognized, which was on a non-recurring
basis and based on Level 3 inputs. During the period from January 1, 2021 through October 14, 2021, we adjusted our customer consideration asset to fair value when impairment charges were recognized, which was on a non-recurring
basis and based on Level 3 inputs. During the year ended December 31, 2020, we adjusted internal-use
software and software licenses to fair value when impairment charges were recognized, which were on a non-recurring
basis and based on Level 3 inputs.

VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value Measurements
NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At October 14, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $207,396,459 and $207,376,213 in money market funds which are invested primarily in U.S. Treasury Securities, respectively. Through October 14, 2021, the Company did not withdraw any interest income from the Trust Account.
At October 14, 2021 and December 31, 2020, there were 10,368,601 Public Warrants and 6,147,440 Private Placement Warrants outstanding.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at October 14, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at October 14, 2021 and December 31, 2020 are as follows:

Description	As of October 14, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,396,459	$207,396,459	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$17,211,878	$17,211,878	$—	$—

Warrant Liability – Private Placement Warrants	$14,630,907	$—	$—	$14,630,907

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,376,213	$207,376,213	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,509,147	$11,509,147	$—	$—

Warrant Liability – Private Placement Warrants	$11,003,918	$—	$—	$11,003,918

The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the consolidated statements of operations.
The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The measurement of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Public Warrants as of each relevant date.
The following table presents the quantitative information regarding Level 3 fair value measurements:

	October 14, 2021	December 31, 2020
Stock price	$9.68	$10.08
Exercise price	$11.50	$11.50
Risk-free rate	1.13%	0.36%
Volatility	35.0%	25.0%
Term (in years)	5.0	5.0
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of September 25, 2020 (IPO)	$8,160,000	$12,800,000	$20,960,000
Measurement on October 1, 2020 (Overa-Allotment)	200,518	475,495	676,013
Change in fair value	2,643,400	100,000	2,743,400
Transfer to Level 1 from Level 3	—	(13,375,495)	(13,375,495)

Fair value as of January 1, 2021	11,003,918	—	11,003,918
Change in fair value	1,725,421	—	1,725,421

Fair value as of October 14, 2021	$14,630,907	$—	$14,630,907

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three and nine months ended October 14, 2021. Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $13,275,495 during the period from September 25, 2020 through December 31, 2020.